Submission	Aug. 30, 2024
Submission [Line Items]
Central Index Key	0001910851
Registrant Name	R1 RCM Inc. /DE
Form Type	Schedule 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES